Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 11 – Stockholders’ Equity

Preferred Stock

The Company's articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company's assets.  Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation to issue up to 3,000,000 Series AA preferred shares.

As of December 31, 2013, the Company had 2,342,740 Series AA preferred shares issued and outstanding.   Please see the description of the features and issuance of the Series AA preferred stock in Note 10.

As of December 31, 2013, the accrued dividends payable on the Series AA preferred stock was approximately $30.

Common Stock

As of December 31, 2013, the Company has 48,834,916, shares of common stock outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value of Common
	Shares Issued	Shares as Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-

We account for share based payments for goods and services to non-employees in accordance with ASC Subtopic 505-50 that requires that all such payments shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. In order to evaluate whether the fair value of consideration received or the fair value of equity instruments issued is more reliable, we calculate the fair value of each. Primarily we have had contractual obligations owed and goods and services related to working capital exchanged for units in our private placements at their issue price to the public.

To determine the fair value of shares issued for acquisitions, we used the fair value determined by using the average closing price from the preceding five days up to the transaction closing date on the OTCQB Market.

The common shares were issued pursuant to Section 4(2) and Rule 506 of Regulation D promulgated thereunder because such purchasers represented that they were “accredited investors” as such term is defined under the Securities Act and the sale did not involve any form of general solicitation or general advertising.  The investors made investment representations that the shares were taken for investment purposes and not with a view to resale.  The shares of Common Stock issued are restricted under Rule 144 promulgated under the Securities Act.

Cash received from shares issued under private placements during the year ended December 31, 2013, was $8,178,471, net of $367,915 of stock issuance costs.

Share-Based Compensation

As of December 31, 2013 the Company had 2,794,100 common shares reserved for future issuance under the Company’s stock plans. (See Note 12)